PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 2 – PROPERTY AND EQUIPMENT

	As of December 31, 2019	As of December 31, 2018
Land, buildings and improvements	$9,391	$9,187
Wireless communication systems	811,344	785,548
Furniture, equipment, vehicles and software	196,215	176,267
Construction in progress	51,814	44,806

	1,068,764	1,015,808
Less: accumulated depreciation	(689,903)	(620,967)

Property and equipment, net	$378,861	$394,841

Depreciation expense was $92.6 million, $93.1 million and $88.1 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Advances to equipment vendors are included in Other assets and totaled $4.0 million and $4.9 million as of December 31, 2019 and 2018, respectively.
In February 2019, NuevaTel entered into an agreement
(
as
amended)
to sell and leaseback
up to
651 network towers for expected cash proceeds of approximately $100 million. The initial closing for 400 towers was completed in February for cash consideration of $64.3 million. A second closing for 143 towers was completed in August for additional cash consideration of $20.2 million. A third closing for 31 towers was completed in December for additional cash consideration of $5.0 million resulting in total consideration received through December 31, 2019 of $89.5 million.

The Company recorded proceeds from financing obligations of $18.9 million during the year ended December 31, 2019 for towers that did not meet the criteria for sale-leaseback accounting due to continuing involvement by NuevaTel, primarily relating to incomplete ownership transfer for certain sites which are subject to buyer-seller management agreements along with seller management of certain third
-
party rental arrangements for certain sites. See Note 7 – Debt for further information on the tower transaction financing obligation. A deferred gain of $58.9 million was recognized during the year ended December 31, 2019 for the towers that qualified as a sale-leaseback, of which $1.0 million are capital leases and the remaining are operating leases based on a lease
-
by
-
lease accounting evaluation. At the time of the first, second and third closings, $7.0 million, $2.6 million and $0.5 million of gain, respectively, was immediately recognized in Gain on disposal of assets and sale-leaseback transaction in the Consolidated Statement of Operations and Comprehensive
Income (
Loss
)
;
 the deferred gain will be recognized in Gain on disposal of assets and sale-leaseback transaction over the initial non-cancellable
lease term for the towers that qualified as a sale-leaseback. During the year ended December 31, 2019, $3.9 million of the deferred gain was recognized. The current portion of the deferred gain was $5.9 million as of December 31, 2019 and is included in Other current liabilities and accrued expenses in the Consolidated Balance Sheet. Bank fees of $1.3 million were incurred in connection with the tower
transaction in the first quarter of 2019 and were included in General and administrative expenses in the Consolidated Statement of Operations and Comprehensive
Income
(
Loss
)
for the year ended December 31, 2019 and
in
Net cash provided by operating activities in the Consolidated Statement of Cash Flows for the year ended December 31, 2019.
The assets and liabilities for the remaining towers were classified as held for sale in the first quarter of 2019 as it is the Company’s intention to complete the sale of these towers within the next 12 months. The net book value of the remaining towers of $0.7 million was included in Property and equipment, net and the associated asset retirement obligation of $0.3 million was included in Other non-current
liabilities and accrued expenses in the Consolidated Balance Sheet as of December 31, 2019. The Company ceased depreciation for the assets held for sale along with accretion expense associated with the asset retirement obligation once the assets met held for sale criteria in the first quarter of 2019 and the sale of the towers was probable.
The tower sites have an initial lease term of 10 years with up to three five year renewal terms at NuevaTel’s option. NuevaTel’s initial gross
annual tower operating and capital lease rent obligation is $8.5 million and $0.2 million, respectively, for the towers
that qualified as a sale-leaseback and
its
initial annual tower financing obligation payments for the sites that did not qualify as a sale-leaseback are
$2.2 million,
all
of which are subject to certain 3% annual rent
increases. As a result of the towers that qualified as a sale-leaseback, NuevaTel incurred $6.0 million in gross rent expense during the year ended December 31, 2019.
The initial, second and third closings of the tower sale-leaseback transaction generated a taxable gain which is expected to result in $18.2 million of Bolivian income tax. This gave rise to a deferred tax asset and taxes payable which are included in
Deferred income taxes and Other current liabilities and accrued expenses, respectively, in the Consolidated Balance Sheet as of December 31, 2019. In addition to the income tax, the sale-leaseback also resulted in payment of $3.1 million of transaction taxes included in
General and administrative expenses in the Consolidated Statement of Operations and Comprehensive
Income
(
Loss
)
for
the year ended December 31, 2019.
AROs are primarily recorded for the Company’s legal obligations to remediate leased property on which the Company’s network infrastructure and related assets are located. The AROs are recorded in Other non-current
liabilities with a corresponding amount in Property and equipment, net. No obligation is expected to be settled within 12 months as of December 31, 2019. The activity in the AROs was as follows:

	Years Ended December 31,
	2019	2018
Beginning balance	$21,689	$19,878
Revisions in estimated cash flows	17	296
Additional accruals	1,026	799
Foreign currency translation	119	(799)
Accretion	1,420	1,623
Disposals	(3,300)	(108)

Ending balance	$20,971	$21,689

The Company performs reviews of its ARO liability annually, which may result in revisions in estimated cash flows. During the years ended December 31, 2019 and 2018, the revisions in estimated cash flows were not significant.
The corresponding assets, net of accumulated depreciation, related to AROs were $6.0 million and $6.9 million as of December 31, 2019 and 2018, respectively.
Supplemental Cash Flow Disclosure:
The Company acquired $2.8 million, $1.6 million and $1.9 million of property and equipment through current and long-term debt during the years ended December 31, 2019, 2018 and 2017, respectively.
The Company also acquires property and equipment through current and long-term construction accounts payable. The net change in current and long-term construction accounts payable resulted in additions or (adjustments) to Purchase of property and equipment in the Consolidated Statements of Cash Flows of $4.8 million, ($1.4) million and ($12.8) million for the years ended December 31, 2019, 2018 and 2017, respectively.